Provision for expected credit losses - Sensitivity analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%
Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	$ 78	$ 113
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,930	4,625
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,409	2,983
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	6,849	6,680
Parent Entity | Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	70	103
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,267	4,080
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	2,927	2,582
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,957	$ 5,947